COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Other Commitments [Line Items]
License Costs	$ 50
License Fee Payment Number of Installments			three
Mile Stone Payment Amount			25
Revenue, Net			1,000
Revenue Recognition, Milestone Method, Description	One time milestone payments in the amount of $25 upon the earlier of: (i) the Company reaching an aggregate of $1,000 of net sales and (ii) July 15, 2013, which the Company paid in full.
Royalty Guarantees, Commitments, Amount			3,000
Percentage of Quarterly Royalty Payments Based On Net Sales Minimum Limit			5.50%
Percentage of Quarterly Royalty Payments Based On Net Sales Exceeding Minimum Limit			4.50%
Royalty Payment Agreement	Quarterly royalty payments from net sales: (i) up to yearly net sales of $3,000- fees of 5.5% of net sales and (ii) for yearly net sales in excess of $3,000 - fees of 4.5% from such net sales.
Operating Lease Expiry Period			2014
Operating Leases, Rent Expense	32	35		143
Vehicles [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense	$ 13	$ 7		$ 23